Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Subsequent Events
Subsequent Events

I.                            Subsequent Events

On April 23, 2013, the Company announced that the Board of Directors of its general partner declared a cash distribution to the Company’s unitholders of $0.37 per unit for the first quarter of 2013.  The cash distribution is payable on May 15, 2013 to unitholders of record at the close of business on May 6, 2013.

15.      Subsequent Events

On January 22, 2013, the Company announced that the Board of Directors of its general partner declared a cash distribution to the Company’s unitholders of $0.35 per unit for the fourth quarter of 2012.  The cash distribution was paid on February 14, 2013 to unitholders of record at the close of business on February 4, 2013.